Provisions - Narrative (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Minimum
Disclosure of other provisions [line items]
Discount rate (as a percent)	1.58%	(1.59%)
Maximum
Disclosure of other provisions [line items]
Discount rate (as a percent)	4.04%	1.95%